Capital reorganization (the "SPAC Merger") - Narrative (Details) $ / shares in Units, € in Millions	12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 18, 2023 USD ($) $ / shares	Dec. 18, 2023 EUR (€)	Dec. 07, 2023 USD ($)	Oct. 19, 2023 $ / shares
Capital Reorganization [Line Items]
Share based listing expense	$ 106,017,000
Ordinary share, fair value (in dollars per share) | $ / shares				$ 11.99
Fair value of share consideration	94,811,000
Adjusted NETC’s net liabilities upon closing	11,206,000
Excess of fair value in shares issued over net assets acquired	106,055,000	$ 0	$ 0
Fair value of earnout for NETC Sponsor	$ 22,576,000
Purchase price per share (in dollars per share) | $ / shares	$ 10.20						$ 10.20
Issuance of senior convertible notes	$ 12,500,000
Nabors Lux and AGCentral Energy
Capital Reorganization [Line Items]
Ordinary shares purchased	30,000,000.0
AgCentral Energy Pty Ltd
Capital Reorganization [Line Items]
Ordinary shares purchased	15,000,000
Issuance of senior convertible notes	5,000,000.0
Nabors Lux
Capital Reorganization [Line Items]
Ordinary shares purchased	15,000,000
Issuance of senior convertible notes	7,500,000
Backstop Agreement Amendment - Nabors
Capital Reorganization [Line Items]
Commitment to purchase ordinary shares						$ 10,000,000.0
Promissory Note - EDF
Capital Reorganization [Line Items]
Notional amount				$ 10,800,000	€ 10.0
PIPE Financing
Capital Reorganization [Line Items]
Committed subscriptions	22,500,000
PIPE Financing | AgCentral Energy Pty Ltd
Capital Reorganization [Line Items]
Committed subscriptions	12,500,000
PIPE Financing | Nabors Lux
Capital Reorganization [Line Items]
Committed subscriptions	$ 10,000,000.0